Income Taxes (Income Tax Expense) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Current federal		$ 9,720	$ 2,627
Deferred federal	[1]	(3,045)	(187)
Total		6,675	2,440
Operating Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Deferred federal		$ 34	$ 34

[1]	Includes tax benefit of operating loss carryforwards of $34 and $34 for the years ended December 31, 2020 and 2019, respectively.